TAXATION - Deferred tax assets and liabilities rollforward (Details) - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Deferred tax assets and liabilities
Balance	$ 14,164,930	$ 17,358,162	$ 7,990,121
Additions for business combination	(777,622)		(343,230)
Income tax provision	(4,257,912)	1,888,006	(4,836,941)
Charge to OCI	(1,388,022)	(1,133,228)	576,453
Conversion difference	(1,832,639)	2,438,454	(4,764,323)
Balance	22,421,125	14,164,930	17,358,162
Deferred tax asset
Deferred tax assets and liabilities
Balance	4,535,752	3,743,709	5,601,821
Additions for business combination	370,556		(343,230)
Income tax provision	920,071	1,159,590	(1,868,335)
Transfer from deferred tax assets /liabilities	32,651	3,939	781,896
Conversion difference	104,558	(371,486)	(428,443)
Balance	5,963,588	4,535,752	3,743,709
Tax Loss-Carry Forward
Deferred tax assets and liabilities
Balance	2,362,657	2,663,813	3,638,269
Additions for business combination			113,289
Income tax provision	982,329	(133,346)	(1,306,198)
Conversion difference	(118,681)	(167,810)	218,453
Balance	3,226,305	2,362,657	2,663,813
Changes in fair value of financial assets or liabilities
Deferred tax assets and liabilities
Balance	41,183	32,062	35,944
Additions for business combination			25,868
Income tax provision	51,037	20,222	(33,200)
Conversion difference	(2,646)	(11,101)	3,450
Balance	89,574	41,183	32,062
Trade receivables
Deferred tax assets and liabilities
Balance	1,068,054	374,425	462,756
Income tax provision	138,438	764,707	(114,765)
Conversion difference	(596,579)	(71,078)	26,434
Balance	609,913	1,068,054	374,425
Royalties
Deferred tax assets and liabilities
Balance	245,140
Income tax provision	214,493	245,140
Conversion difference	25,793
Balance	485,426	245,140
Right-of-use leased asset
Deferred tax assets and liabilities
Balance	5,424
Income tax provision	(38,793)	5,676
Transfer from deferred tax assets /liabilities	32,651
Conversion difference	718	(252)
Balance		5,424
Allowances
Deferred tax assets and liabilities
Balance			370,930
Income tax provision			(555,679)
Transfer from deferred tax assets /liabilities			152,159
Conversion difference			32,590
Inventories
Deferred tax assets and liabilities
Balance			710,391
Income tax provision			(119,316)
Transfer from deferred tax assets /liabilities			153,563
Conversion difference			(744,638)
Intangible assets
Deferred tax assets and liabilities
Balance			15,098
Additions for business combination			(482,387)
Income tax provision			(22,467)
Transfer from deferred tax assets /liabilities			476,174
Conversion difference			13,582
Government grants
Deferred tax assets and liabilities
Balance		2,649	9,360
Income tax provision		(6,216)	(7,262)
Transfer from deferred tax assets /liabilities		3,939
Conversion difference		(372)	551
Balance			2,649
Others
Deferred tax assets and liabilities
Balance	813,294	670,760	359,073
Additions for business combination	370,556
Income tax provision	(427,433)	263,407	290,552
Conversion difference	795,953	(120,873)	21,135
Balance	1,552,370	813,294	670,760
Deferred tax liability
Deferred tax assets and liabilities
Balance	(18,700,682)	(21,101,871)	(13,591,942)
Additions for business combination	(1,148,178)
Income tax provision	(5,177,983)	728,416	(2,968,606)
Transfer from deferred tax assets /liabilities	(32,651)	(3,939)	(781,896)
Charge to OCI	(1,388,022)	(1,133,228)	576,453
Conversion difference	(1,937,197)	2,809,940	(4,335,880)
Balance	(28,384,713)	(18,700,682)	(21,101,871)
Intangibles assets
Deferred tax assets and liabilities
Balance	(6,839,112)	(9,458,239)	(5,071,808)
Additions for business combination	(882,434)
Income tax provision	(2,188,663)	1,469,311	(937,962)
Transfer from deferred tax assets /liabilities			(476,174)
Conversion difference	(714,412)	1,149,816	(2,972,295)
Balance	(10,624,621)	(6,839,112)	(9,458,239)
Property, plant and equipment depreciation
Deferred tax assets and liabilities
Balance	(9,365,882)	(9,618,648)	(8,497,756)
Additions for business combination	(537,922)
Income tax provision	(357,614)	45,028	(335,077)
Charge to OCI	(1,388,022)	(1,133,228)	576,453
Conversion difference	(982,856)	1,340,966	(1,362,268)
Balance	(12,632,296)	(9,365,882)	(9,618,648)
Borrowings
Deferred tax assets and liabilities
Balance	(7,930)	(13,170)	(19,372)
Income tax provision	8,797	3,548	7,342
Conversion difference	(867)	1,692	(1,140)
Balance		(7,930)	(13,170)
Contingencies
Deferred tax assets and liabilities
Balance			(2,709)
Income tax provision			2,869
Conversion difference			(160)
Inflation tax adjustment
Deferred tax assets and liabilities
Balance	(2,032,078)	(1,706,092)
Additions for business combination	73,755
Income tax provision	(527,654)	(589,811)	(1,706,092)
Conversion difference	(196,195)	263,825
Balance	(2,682,172)	(2,032,078)	(1,706,092)
Allowances
Deferred tax assets and liabilities
Balance	(209,490)	(152,159)
Additions for business combination	201,969
Income tax provision	(46,622)	(84,515)
Transfer from deferred tax assets /liabilities			(152,159)
Conversion difference	(23,933)	27,184
Balance	(78,076)	(209,490)	(152,159)
Inventories
Deferred tax assets and liabilities
Balance	(237,258)	(153,563)
Additions for business combination	(3,546)
Income tax provision	(1,561,687)	(110,152)
Transfer from deferred tax assets /liabilities			(153,563)
Conversion difference	(19,033)	26,457
Balance	(1,821,524)	(237,258)	(153,563)
Biological assets
Deferred tax assets and liabilities
Income tax provision	(229,296)
Balance	(229,296)
Government grants
Deferred tax assets and liabilities
Balance	(3,939)
Income tax provision	1,174
Transfer from deferred tax assets /liabilities		(3,939)
Conversion difference	(414)
Balance	(3,179)	(3,939)
Others financial assets
Deferred tax assets and liabilities
Income tax provision	(277,841)
Conversion difference	1,041
Balance	(276,800)
Right-of-use leased asset
Deferred tax assets and liabilities
Transfer from deferred tax assets /liabilities	(32,651)
Balance	(32,651)
Others
Deferred tax assets and liabilities
Balance	(4,993)		(297)
Income tax provision	1,423	(4,993)	314
Conversion difference	(528)		$ (17)
Balance	$ (4,098)	$ (4,993)